Property, Plant and Equipment ('PP&E') (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment
Carrying amount at beginning of period	€ 2,440,000	€ 4,223,000
Additions	924,000	835,000
Depreciation	2,355,000	2,052,000
Recognition of right-of-use asset	16,332,000
Effect of lease modification (note 22)	1,260,000	(566,000)
Movement for the period	16,161,000	(1,783,000)
Carrying amount at end of period	18,601,000	2,440,000
Research and development costs
Property, Plant and Equipment
Depreciation	1,789,000	1,583,000
General and administrative costs
Property, Plant and Equipment
Depreciation	566,000	469,000
Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	1,225,000	3,135,000
Additions	244,000	141,000
Depreciation	1,750,000	1,485,000
Recognition of right-of-use asset	16,332,000
Effect of lease modification (note 22)	1,260,000	(566,000)
Movement for the period	16,086,000	(1,910,000)
Carrying amount at end of period	17,311,000	1,225,000
Right-of-use assets	16,775,000	606,000
Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	1,058,000	797,000
Additions	655,000	694,000
Depreciation	498,000	433,000
Movement for the period	157,000	261,000
Carrying amount at end of period	1,215,000	1,058,000
Other
Property, Plant and Equipment
Carrying amount at beginning of period	157,000	291,000
Additions	25,000
Depreciation	107,000	134,000
Movement for the period	(82,000)	(134,000)
Carrying amount at end of period	75,000	157,000
Cost
Property, Plant and Equipment
Carrying amount at beginning of period	8,109,000	7,840,000
Carrying amount at end of period	26,625,000	8,109,000
Cost | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	3,808,000	4,233,000
Carrying amount at end of period	21,644,000	3,808,000
Cost | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	2,979,000	2,285,000
Carrying amount at end of period	3,634,000	2,979,000
Cost | Other
Property, Plant and Equipment
Carrying amount at beginning of period	1,322,000	1,322,000
Carrying amount at end of period	1,347,000	1,322,000
Accumulated depreciation
Property, Plant and Equipment
Carrying amount at beginning of period	(5,669,000)	(3,617,000)
Carrying amount at end of period	(8,024,000)	(5,669,000)
Accumulated depreciation | Buildings and Leasehold improvements
Property, Plant and Equipment
Carrying amount at beginning of period	(2,583,000)	(1,098,000)
Carrying amount at end of period	(4,333,000)	(2,583,000)
Accumulated depreciation | Laboratory equipment
Property, Plant and Equipment
Carrying amount at beginning of period	(1,921,000)	(1,488,000)
Carrying amount at end of period	(2,419,000)	(1,921,000)
Accumulated depreciation | Other
Property, Plant and Equipment
Carrying amount at beginning of period	(1,165,000)	(1,031,000)
Carrying amount at end of period	€ (1,272,000)	€ (1,165,000)